NOTE 4 - LOSS PER SHARE INFORMATION	Dec. 31, 2022
Notes
NOTE 4 - LOSS PER SHARE INFORMATION

NOTE 4 – LOSS PER SHARE INFORMATION

	For the year ended	For the partial year ended
	December 31, 2022	December 31, 2021
Net Loss	$ (63,095)	$ (3,226)
Basic and Diluted Weighted-Average Shares Outstanding	1,489,954	78,904
Basic and Diluted Loss per Share	$ (0.04)	$ (0.04)

There are currently no stock options or other share-based compensation outstanding to create a dilutive effect on our earnings per share.